Schedule of Investments
September 30, 2021 (unaudited)
Azzad Wise Capital Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 6.40%

Arrangement of Transportation of Freight & Cargo - 0.17%
Expeditors International of Washington, Inc.			3,060	364,538

Beverages - 0.27%
The Coca-Cola Co.			5,060	265,498
PepsiCo, Inc.			2,060	309,845

				575,343

Construction, Mining & Materials Handling Machinery & Equipment - 0.19%
Dover Corp.			2,553	396,991

Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.13%
Kimberly-Clark Corp.			2,068	273,886

Cutlery, Handtools & General Hardware - 0.15%
Stanley Black & Decker, Inc.			1,836	321,869

Electric Services - 0.15%
Nextera Energy, Inc.			4,145	325,465

Electromedical & Electrotherapeutic Apparatus - 0.15%
Medtronic PLC (Ireland)			2,517	315,506

Electronic & Other Electrical Equipment - 0.18%
Emerson Electric Co.			4,059	382,358

General Industrial Machinery & Equipment - 0.16%
Illinois Tool Works, Inc.			1,631	337,014

Household Appliances - 0.21%
A.O. Smith Corp.			7,132	435,551

Household Furniture - 0.18%
Leggett & Platt, Inc.			8,304	372,351

Industrial Inorganic Chemicals - 0.36%
Air Products & Chemicals, Inc.			1,198	306,820
Linde AG PLC (Ireland)			1,398	410,145

				716,965

Industrial Instruments For Measurement, Display & Control - 0.16%
Roper Technologies, Inc.			777	346,643

Men's & Boys' Furnishings, Work Clothing, and Allied Garments - 0.30%
Cintas Corp.			1,027	390,938
VF Corp.			3,610	241,834

				632,772

Miscellaneous Food Preparations & Kindred Products - 0.14%
McCormick & Company, Inc.			3,672	297,542

Paints, Varnishes, Lacquers, Enamels & A - 0.12%
PPG Industries, Inc.			1,759	251,555

Perfumes, Cosmetics & Other Toilet Preparations - 0.14%
Colgate-Palmolive Co.			3,939	297,710

Pharmaceutical Preparations - 0.34%
Abbott Laboratories			3,408	402,587
Johnson & Johnson			1,971	318,316

				720,903

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.35%
Albemarle Corp.			3,341	731,579

Retail-Building Materials, Hardware, Garden Supply - 0.21%
The Sherwin-Williams Co.			1,569	438,896

Retail-Lumber & Other Building Materials Dealers - 0.16%
Lowe's Companies, Inc.			2,186	443,452

Retail-Variety Stores - 0.18%
Target Corp.			1,676	383,419

Services-Computer Processing & Data Preparations - 0.16%
Automatic Data Processing, Inc.			1,672	334,266

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.30%
Ecolab, Inc.			1,456	303,751
The Procter & Gamble Co.			2,375	332,025

				635,776

Special Industry Machinery - 0.21%
Pentair PLC (Ireland)			6,006	436,216

Specialty Cleaning, Polishing & Sanitation Preparations - 0.14%
The Clorox Co.			1,801	298,264

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.15%
Nucor Corp.			3,195	314,676

Surgical & Medical Instruments & Apparatus - 0.53%
3M Co.			1,870	328,035
Becton, Dickinson & Co.			1,212	297,934
West Pharmaceutical Services, Inc.			1,180	500,957

				1,126,926

Wholesale-Durable Goods - 0.17%
W.W. Grainger, Inc.			893	351,003

Wholesale-Groceries & Related Products - 0.16%
Sysco Corp.			3,343	262,425

Wholesale-Motor Vehicle Supplies & New Parts - 0.16%
Genuine Parts Co.			3,141	380,783

Total Common Stocks			(Cost $ 8,154,103)	13,502,643

Real Estate Investment Trusts - 0.26% (5)

Essex Property Trust, Inc.			910	290,963
Realty Income Corp.			3,962	256,975

Total Real Estate Investment Trusts			(Cost $ 518,656)	547,938

Sukuks - 69.07%

Banks - 11.64%
AHB Sukuk, Ltd., 4.375%, 09/19/2023 (Cayman Islands)			3,500,000	3,739,540
DIB Sukuk, Ltd., 3.664%, 02/14/2022 (Cayman Islands)			9,000,000	9,097,740
KIB Sukuk Ltd., Sub., 2.375%, 11/30/2030 (Cayman Islands)			2,000,000	1,938,172
QIB Sukuk, Ltd., REGS, 3.251%, 05/23/2022 (Cayman Islands)			8,049,000	8,179,595
QIB Sukuk Ltd., Sr. Unsecd Note Series EMTN, 3.982%, 03/26/2024 (Cayman Islands)			1,500,000	1,605,937

				24,560,984

Basic Materials - 2.42%
Equate Sukuk Spc Ltd. REGS, 3.944%, 02/21/2024 (Kuwait)			4,785,000	5,113,012

Communications Equipment - 1.04%
ICD Sukuk Co. Ltd., 5.000%, 02/01/2027 (Cayman Islands)			2,000,000	2,197,850

Energy - 1.09%
SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 0.946%, 06/17/2024 (Cayman Islands) (6)			1,500,000	1,485,180
SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 2.694%, 06/17/2031 (Cayman Islands) (6)			800,000	806,886

				2,292,066

Financial Services - 5.61%
EMG Sukuk Ltd., 4.564%, 06/18/2024 (Cayman Islands)			4,200,000	4,481,119
MAF Sukuk Ltd., Sr. Unsecd. Note, 4.500%, 11/03/2025 (Cayman Islands)			2,000,000	2,209,996
FAB Sukuk Co. Ltd., REGS, 3.625%, 03/05/2023 (Cayman Islands)			4,940,000	5,156,841

				11,847,956
Food & Beverage - 1.53%
Almarai Sukuk, Ltd., 4.311%, 03/05/2024 (Cayman Islands)			3,000,000	3,225,921

Home Construction - 2.07%
Aldar Sukuk Ltd., 4.750%, 09/29/2025 (Cayman Islands)			4,000,000	4,445,400
Esic Sukuk Ltd., 3.939%, 07/30/2024 (Cayman Islands)			4,200,000	4,363,905

			8,200,000	8,809,305

Real Estate - 2.64%
Dar Al-Arkan International Sukuk Co., REGS, 6.875%, 03/21/2023 (Cayman Islands)			2,800,000	2,904,832
DAE Sukuk DIFC Ltd., Series 144A, 3.750%, 02/15/2026 (United Arab Emirates) (6)			1,000,000	1,053,450
DIFC Investments LLC, Note, Series REGS, 4.325%, 11/12/2024 (United Arab Emirates)			1,500,000	1,611,487

				5,569,769

Sovereigns - 23.70%
CBB International Sukuk Progr. SPC., Series 144A, 3.950%, 09/16/2027 (Bahrain) (6)			1,500,000	1,537,875
CBB International Sukuk Progr. Co., REGS, 6.250%, 11/14/2024 (Bahrain)			500,000	540,705
CBB International Sukuk Progr. SPC., REGS, 6.250%, 11/14/2024 (Bahrain)			1,500,000	1,624,137
CBB International Sukuk Six, REGS, 5.250%, 03/20/2025 (Bahrain)			2,000,000	2,122,500
Hazine Mustesarligi, Series 144A, 5.004%, 04/06/2023 (Turkey) (6)			1,000,000	1,018,000
Hazine Mustesarligi, Series 144A, 5.800%, 02/21/2022 (Turkey) (6)			1,000,000	1,012,660
Hazine Mustesarligi, Series 144A, 5.125%, 06/22/2026 (Turkey) (6)			1,000,000	987,860
Hazine Mustesarligi, REGS, 5.800%, 02/21/2022 (Turkey)			1,640,000	1,664,502
Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 3.400%, 03/29/2022 (Indonesia) (6)			2,000,000	2,024,980
Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 4.150%, 03/29/2027 (Indonesia) (6)			1,685,000	1,880,207
Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 3.900%, 08/20/2024 (Indonesia) (6)			3,800,000	4,108,218
Perusahaan Penerbit SBSN Indois Sukuk, REGS, 3.400%, 03/29/2022 (Indonesia)			517,000	523,457
Perusahaan Penerbit SBSN, Series REGS, 3.900%, 08/20/2024 (Indonesia) (6)			500,000	540,555
Perusahaan Pener Indois Sukuk, Series REGS, 2.300%, 06/23/2025 (Indonesia)			1,000,000	1,036,640
KSA Sukuk, Ltd., Series 144A, 2.894%, 04/20/2022 (Saudi Arabia) (6)			2,100,000	2,125,809
Wakala Global Sukuk BHD, REGS, 3.179%, 04/27/2026 (Malaysia)			1,000,000	1,076,755
Malaysia Sovereign Sukuk Series REGS, 3.043%, 04/22/2025 (Malaysia)			2,000,000	2,125,228
Oman, Government, Series 144A, 4.397%, 06/01/2024 (Oman) (6)			2,500,000	2,578,125
Oman, Government, Series 144A, 4.875%, 06/15/2030 (Oman) (6)			1,000,000	1,051,912
Oman, Government, Series 144A, 5.932%, 10/31/2025 (Oman) (6)			2,500,000	2,751,500
Oman, Government, Sr. Unsecd. Series REGS, 4.397%, 06/01/2024 (Oman) (6)			1,000,000	1,033,430
Third Pakistan Int'l Sukuk, REGS, 5.625%, 12/05/2022 (Pakistan)			3,000,000	3,074,130
Perusahaan Pener Indois Sukuk, Series 144A, 2.300%, 06/23/2025 (Indonesia) (6)			2,500,000	2,591,600
Perusahaan Pener Indois Sukuk, Series REGS, 3.300%, 11/21/2022 (Indonesia)			2,600,000	2,678,312
Ras al-Khaimah, 3.094%, 03/31/2025 (Cayman Islands)			2,500,000	2,649,972
Sharjah Sukuk Ltd., 3.764%, 09/17/2024 (Cayman Islands)			2,300,000	2,448,463
Sharjah Sukuk Ltd., 3.854%, 04/03/2026 (Cayman Islands)			3,000,000	3,200,805

				50,008,337

Supranationals - 4.19%
Apicorp Sukuk, Ltd., 3.141%, 11/01/2022 (Cayman Islands)			5,070,000	5,215,499
IDB Trust Services, Ltd. REGS, 3.389%, 09/26/2023 (Jersey)			1,000,000	1,055,582
IDB Trust Services, Ltd. REGS, 1.957%, 10/02/2024 (Jersey)			2,500,000	2,579,665

				8,850,746

Transportation & Logistics - 2.03%
DP World Cresent, Ltd, Sr. Unsecd. Note, Series REGS, 3.908%, 05/31/2023 (Cayman Islands)			4,100,000	4,274,381

Utilities - 5.36%
Saudi Electricity Global Sukuk, Series REGS, 4.211%, 04/03/2022 (Cayman Islands)			5,700,000	5,807,679
Tabreed Sukuk SPC, Ltd, Sr. Unsecd. Note REGS, 5.500%, 10/31/2025 (United Arab Emirates)			2,000,000	2,309,190
TNB Global Ventures Cap., Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026 (Malaysia)			3,000,000	3,192,060

				11,308,929

Wireline Telecommunications Services - 2.43%
Axiata Spv2 Bhd, 4.357%, 03/24/2026 (Malaysia)			4,600,000	5,125,550
Saudi Telecom Co., Series 144A, 3.890%, 05/13/2029 (Saudi Arabia) (6)			2,300,000	2,575,057

				7,700,607

Total Sukuks			(Cost $144,847,063)	145,759,863

Bank Time Deposits - 11.15% (5)

Arab Banking Corp., NY Branch, 0.570%, 01/24/2022 (Bahrain)			1,027,486	1,027,486
Arab Banking Corp., NY Branch, 0.520%, 12/27/2021 (Bahrain)			2,008,655	2,008,655
Arab Banking Corp., NY Branch, 0.570%, 01/24/2022 (Bahrain)			1,026,204	1,026,204
Arab Banking Corp., NY Branch, 0.570%, 01/12/2022 (Bahrain)			2,000,000	2,000,000
Arab Banking Corp., NY Branch, 0.540%, 12/27/2021 (Bahrain)			3,000,000	3,000,000
Arab Banking Corp., NY Branch, 0.490%, 10/12/2021 (Bahrain)			1,096,412	1,096,412
Maybank Islamic Bank, 0.400%, 11/04/2021 (Malaysia)			2,044,034	2,044,034
Qatar National Bank, 0.500%, 01/21/2022 (Qatar)			1,002,399	1,002,399
Qatar National Bank, 0.500%, 10/07/2021 (Qatar)			2,000,000	2,000,000
Qatar National Bank, 0.520%, 03/08/2022 (Qatar)			2,174,659	2,174,659
Qatar National Bank, 0.650%, 06/08/2022 (Qatar)			1,009,807	1,009,807
Qatar National Bank, 0.500%, 12/21/2021 (Qatar)			536,418	536,418
Qatar National Bank, 0.600%, 05/31/2022 (Qatar)			530,144	530,144
Qatar National Bank, 0.600%, 05/06/2022 (Qatar)			1,062,135	1,062,135
Qatar National Bank, 0.600%, 05/13/2022 (Qatar)			3,019,214	3,019,214

Total Bank Time Deposits			(Cost $ 23,537,567)	23,537,567

Trade Finance Agreements (3) - 3.96%

	Shares or Principal	Acquisition
	Amount ($)	Date (3)	Cost (3)	Value

Consumer Non-Cyclical/Food-Wholesale - 0.24%
PT Pacific Indopalm Industries, 3.660% (3-MONTH US LIBOR + 2.500% ) 03/25/2022 (Indonesia)	$ 250,000	3/5/2019	$ 250,000	$ 250,000
PT Pacific Indopalm Industries, 3.660% (3-MONTH US LIBOR + 2.500% ) 03/25/2022 (Indonesia)	$ 250,000	3/14/2019	$ 250,000	$ 250,000

				$ 500,000

Foreign Sovereign - 1.35%
Government of Pakistan, 2.71359%, 07/14/2022 (Pakistan)	$ 103,240	7/15/2021	$ 103,240	$ 102,590
Government of Pakistan, 2.714709%, 07/15/2022 (Pakistan)	$ 154,430	7/16/2021	$ 154,430	$ 153,457
Government of Pakistan, 2.71656%, 07/21/2022 (Pakistan)	$ 121,243	7/22/2021	$ 121,243	$ 120,479
Government of Pakistan, 2.711244%, 07/25/2022 (Pakistan)	$ 107,621	7/26/2021	$ 107,621	$ 106,943
Government of Pakistan, 2.707779%, 07/29/2022 (Pakistan)	$ 171,935	7/30/2021	$ 171,935	$ 170,852
Government of Pakistan, 2.705056%, 08/01/2022 (Pakistan)	$ 154,790	8/2/2021	$ 154,790	$ 153,815
Government of Pakistan, 2.710%, (12-month US LIBOR +2.500%), 06/13/2022 (Pakistan)	$ 106,849	6/10/2021	$ 98,502	$ 106,176
Government of Pakistan, 2.710006%, 08/04/2022 (Pakistan)	$ 118,028	8/5/2021	$ 118,028	$ 117,284
Government of Pakistan, 2.702581%, 08/01/2022 (Pakistan)	$ 156,394	8/4/2021	$ 156,394	$ 155,409
Government of Pakistan, 2.710006%, 08/05/2022 (Pakistan)	$ 172,199	8/6/2021	$ 172,199	$ 171,114
Government of Pakistan, 2.711491%, 08/08/2022 (Pakistan)	$ 120,190	8/10/2021	$ 120,190	$ 119,433
Government of Pakistan, 2.70765%, 08/15/2022 (Pakistan)	$ 111,616	8/18/2021	$ 111,616	$ 110,913
Government of Pakistan, 2.715451%, 08/08/2022 (Pakistan)	$ 263	8/12/2021	$ 263	$ 261
Government of Pakistan, 2.695275%, 09/12/2022 (Pakistan)	$ 112,107	9/14/2021	$ 112,107	$ 111,401
Government of Pakistan, 2.702334%, 09/23/2022 (Pakistan)	$ 28,288	9/24/2021	$ 28,288	$ 28,110
Government of Pakistan, 2.712976%, 07/05/2022 (Pakistan)	$ 110,801	7/7/2021	$ 110,801	$ 110,103
Tunisian Refining Industries Company DD1, 2.536425%, (12-month US LIBOR +2.100%), 12/20/2021 (Tunisia)	$ 46,803	1/4/2021	$ 46,803	$ 46,803
Tunisian Refining Industries Company DD1, 2.536425%, (12-month US LIBOR +2.100%), 12/20/2021 (Tunisia)	$ 31,183	12/21/2020	$ 31,183	$ 31,183
Tunisian Refining Industries Company DD1, 2.536425%, (12-month US LIBOR +2.100%), 01/07/2022 (Tunisia)	$ 70,061	1/8/2021	$ 70,061	$ 70,061
Tunisian Refining Industries Company DD1, 2.536425%, (12-month US LIBOR +2.100%), 02/18/2022 (Tunisia)	$ 197,198	2/18/2021	$ 197,198	$ 197,198
Tunisian Refining Industries Company DD1, 2.536425%, (12-month US LIBOR +2.100%), 03/16/2022 (Tunisia)	$ 169,376	3/18/2021	$ 169,376	$ 169,376
Tunisian Refining Industries Company DD1, 2.536425%, (12-month US LIBOR +2.100%), 04/22/2022 (Tunisia)	$ 133,478	4/23/2021	$ 133,478	$ 133,478
Tunisian Refining Industries Company DD1, 2.536425%, (12-month US LIBOR +2.100%), 05/06/2022 (Tunisia)	$ 206,239	5/6/2021	$ 206,239	$ 206,239
Government of Pakistan, 2.711491%, 07/07/2022 (Pakistan)	$ 150,004	7/8/2021	$ 150,004	$ 149,060

				$ 2,841,738

Energy-Oil Refining & Marketing - 2.38%
Government of Egypt, 4.140%, 01/07/2022 (Egypt) (4)	$ 183,321	1/8/2021	$ 183,321	$ 181,011
Government of Egypt, 4.140%, 01/21/2022 (Egypt) (4)	$ 218,150	1/22/2021	$ 218,150	$ 215,401
Government of Egypt, 4.140%, 02/04/2022 (Egypt) (4)	$ 225,283	2/5/2021	$ 225,283	$ 222,445
Government of Egypt, 4.140%, 02/14/2022 (Egypt) (4)	$ 184,443	2/16/2021	$ 184,443	$ 182,119
Government of Egypt, 4.140%, 02/17/2022 (Egypt) (4)	$ 119,587	2/18/2021	$ 119,587	$ 118,080
Government of Egypt, 3.680%, 04/25/2022 (Egypt) (4)	$ 216,722	4/26/2021	$ 216,722	$ 215,876
Government of Egypt, 3.680%, 05/23/2022 (Egypt) (4)	$ 118,396	5/24/2021	$ 118,396	$ 117,934
Government of Egypt, 3.680%, 06/09/2022 (Egypt) (4)	$ 118,574	6/8/2021	$ 118,574	$ 118,111
Government of Egypt, 3.680%, 06/13/2022 (Egypt) (4)	$ 118,836	6/11/2021	$ 118,836	$ 118,373
Government of Egypt, 3.680%, 06/13/2022 (Egypt) (4)	$ 6,758	6/11/2021	$ 6,758	$ 6,731
Government of Egypt, 3.680%, 06/24/2022 (Egypt) (4)	$ 226,637	6/25/2021	$ 226,637	$ 225,754
Government of Egypt, 3.680%, 06/27/2022 (Egypt) (4)	$ 238,566	6/29/2021	$ 238,566	$ 237,635
Government of Egypt, 4.140%, 02/22/2022 (Egypt) (4)	$ 238,086	2/22/2021	$ 238,086	$ 235,086
Government of Egypt, 4.140%, 02/22/2022 (Egypt) (4)	$ 119,587	2/22/2021	$ 119,587	$ 118,080
Government of Egypt, 4.140%, 02/22/2022 (Egypt) (4)	$ 14,098	2/23/2021	$ 14,098	$ 13,920
Government of Egypt, 3.680%, 06/09/2022 (Egypt) (4)	$ 6,758	6/8/2021	$ 6,758	$ 6,731
Government of Egypt, 3.680%, 09/06/2022 (Egypt) (4)	$ 150,643	9/7/2021	$ 150,643	$ 150,055
Government of Egypt, 3.680%, 09/26/2022 (Egypt) (4)	$ 102,374	9/27/2021	$ 102,374	$ 101,975
Government of Egypt, 3.680%, 09/26/2022 (Egypt) (4)	$ 11,829	9/27/2021	$ 11,829	$ 11,783
Government of Egypt, 3.680%, 05/23/2022 (Egypt) (4)	$ 6,758	5/24/2021	$ 6,758	$ 6,731
Government of Egypt, 3.680%, 05/31/2022 (Egypt) (4)	$ 118,454	5/27/2021	$ 118,454	$ 117,992
Government of Egypt, 3.680%, 05/31/2022 (Egypt) (4)	$ 6,758	5/27/2021	$ 6,758	$ 6,731
Government of Egypt, 3.680%, 05/31/2022 (Egypt) (4)	$ 117,918	5/27/2021	$ 117,918	$ 117,459
Government of Egypt, 3.680%, 05/31/2022 (Egypt) (4)	$ 6,758	5/27/2021	$ 6,758	$ 6,731
Government of Egypt, 3.680%, 05/31/2022 (Egypt) (4)	$ 118,991	5/28/2021	$ 118,991	$ 118,527
Government of Egypt, 3.680%, 05/31/2022 (Egypt) (4)	$ 6,758	5/28/2021	$ 6,758	$ 6,731
Government of Egypt, 3.680%, 06/09/2022 (Egypt) (4)	$ 208,191	6/8/2021	$ 208,191	$ 207,379
Government of Egypt, 2.475%, 07/05/2022 (Egypt) (4)	$ 81,269	7/6/2021	$ 77,451	$ 80,774
Government of Egypt, 2.475%, 07/11/2022 (Egypt) (4)	$ 81,269	7/14/2021	$ 81,269	$ 80,774
Government of Egypt, 2.475%, 09/08/2022 (Egypt) (4)	$ 97,901	9/9/2021	$ 97,901	$ 97,304
Government of Egypt, 2.330%, (12-month US LIBOR +2.200%), 11/08/2021 (Egypt) (4)	$ 20,645	11/9/2020	$ 20,645	$ 20,645
Government of Egypt, 2.339%, 11/18/2021 (Egypt) (4)	$ 314,678	11/19/2020	$ 314,678	$ 314,678
Government of Egypt, 2.339%, 11/18/2021 (Egypt) (4)	$ 21,666	11/19/2020	$ 21,666	$ 21,666
Government of Egypt, 2.345%, (12-month US LIBOR +2.200%), 10/08/2021 (Egypt) (4)	$ 199,315	10/7/2020	$ 199,315	$ 199,315
Government of Egypt, 2.325%, (12-month US LIBOR +2.200%), 11/01/2021 (Egypt) (4)	$ 312,225	11/3/2020	$ 312,225	$ 312,225
Government of Egypt, 2.325%, (12-month US LIBOR +2.200%), 11/01/2021 (Egypt) (4)	$ 21,666	11/3/2020	$ 21,666	$ 21,666
Government of Egypt, 4.140%, 12/10/2021 (Egypt) (4)	$ 179,937	12/14/2020	$ 179,937	$ 177,670
Government of Egypt, 4.140%, 12/24/2021 (Egypt) (4)	$ 191,525	12/24/2020	$ 191,525	$ 189,111
Government of Egypt, 4.140%, 02/25/2022 (Egypt) (4)	$ 119,587	3/1/2021	$ 119,587	$ 118,080
Government of Egypt, 4.140%, 03/24/2022 (Egypt) (4)	$ 14,306	3/25/2021	$ 14,306	$ 14,126
Government of Egypt, 4.140%, 04/14/2022 (Egypt) (4)	$ 53,968	4/15/2021	$ 53,968	$ 53,288
Government of Egypt, 4.140%, 04/18/2022 (Egypt) (4)	$ 100,142	4/20/2021	$ 100,142	$ 98,880
Government of Egypt, 4.140%, 04/28/2022 (Egypt) (4)	$ 6,755	4/29/2021	$ 6,755	$ 6,669
Government of Egypt, 4.140%, 02/05/2022 (Egypt) (4)	$ 10,513	5/3/2021	$ 10,513	$ 10,380
Government of Egypt, 4.140%, 05/05/2022 (Egypt) (4)	$ 6,807	5/6/2021	$ 6,807	$ 6,722
Government of Egypt, 4.140%, 05/05/2022 (Egypt) (4)	$ 9,284	5/6/2021	$ 9,284	$ 9,167

				$ 5,018,523

Total Trade Finance Agreements			(Cost $ 8,394,861)	8,360,260

Total Investments - 90.84%			(Cost$ 185,447,417)	191,708,271

Other Assets Less Liabilities - 9.16%				19,326,363

Total Net Assets - 100.00%				211,034,634

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$14,050,581	$-
Level 2 - Other Significant Observable Inputs			169,297,430	-
Level 3 - Significant Unobservable Inputs			8,360,260	-
Total			$191,708,271	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

LIBOR – London Interbank Offered Rate.
(2) Represents non-income producing securities.

(3) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2021, these restricted securities amounted to $8,360,260, which represented 3.96% of total net assets.

(4) Floating/variable note with current rate and current maturity or next reset date shown.
(5) Variable rate instrument, varying maturity dates ranging from one month to nine months; 7 day demand redemption clause per deposit.

(6) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees.  At September 30, 2021, these liquid restricted securities amount to $31,163,304, which represented 14.77% of total net assets.